Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Supervisory Board
Transactions between the Company and related parties
Schedule of transactions between company and related parties

The remuneration of the supervisory board members in 2020 is set out in the table below:

	2020
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	—	—	123	123
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison Lawton	34	—	123	157
Mr. James Shannon	45	—	125	170
Mr. Bart Filius	41	—	104	145
Ms. Theresa Heggie	36	—	99	135
	156	—	574	730

In 2020, Mr. Valerio and Mr. Papiernik waived their short-term benefits in support to the Company during the COVID-19 pandemic.

The remuneration of the supervisory board members in 2019 is set out in the table below:

	2019
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	74	—	106	180
Mr. Antoine Papiernik	104	—	—	104
Ms. Alison Lawton	41	—	107	148
Mr. Paul Baart	144	—	—	144
Mr. James Shannon	48	—	109	157
Mr. Bart Filius	30	—	26	56
Ms. Theresa Heggie	19	—	18	37
	460	—	366	826

The 2018 remuneration is set out in the table below:

	2018
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	69	105
Mr. Antoine Papiernik	72	—	—	72
Ms. Alison Lawton	31	—	75	106
Mr. Paul Baart	80	—	—	80
Mr. James Shannon	33	—	73	106
	252	—	217	469

Key management personnel
Transactions between the Company and related parties
Schedule of transactions between company and related parties

Our management board is supported by our officers, or senior management. The total remuneration of the management board and senior management in 2020 amounted to € 7,693,000 with the details set out in the table below:

	2020
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	689	10	1,925	2,624
Management Board	689	10	1,925	2,624
Senior Management	1,620	55	3,394	5,069
	2,309	65	5,319	7,693
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer, of € 240,000 based on goals realized in 2020.

The total remuneration of the management board and senior management in 2019 amounted to € 6,117,000 with the details set out in the table below:

	2019
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	722	10	1,533	2,265
Management Board	722	10	1,533	2,265
Senior Management	1,545	48	2,259	3,852
	2,267	58	3,792	6,117
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 273,000 based on goals realized in 2019.

The total remuneration of the management board and senior management in 2018 amounted to € 5,481,000 with the details set out in the table below:

	2018
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	726	9	668	1,403
Mr. R.K. Beukema[2]	809	16	464	1,289
Management Board	1,535	25	1,132	2,692
Senior Management	1,726	64	999	2,789
	3,261	89	2,131	5,481
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 281,000 based on goals realized in 2018.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 134,000 based on goals realized in 2018.